Operating leases (Tables)	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Lease Costs	Lease costs recorded under operating leases for the three and six months ended June 30, 2020 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Operating lease costs	$7,768	$8,964	$15,857	$17,619
Income from sub-leases	(246)	(547)	(514)	(1,067)
Net operating lease costs	$7,522	$8,417	$15,343	$16,552

Schedule of Operating Lease Maturity	Future minimum lease payments under non-cancelable leases as of June 30, 2020 were as follows:

Minimum rental payments
(in thousands)
June 30, 2020
Due within 1 year	$25,095
Due between 1 and 5 years	55,632
Thereafter	12,369
Total future minimum lease payments	93,096
Lease imputed interest	(6,027)
Total	$87,069